SUBSEQUENT EVENTS (Details Narrative) - USD ($)					3 Months Ended	12 Months Ended
	Jun. 22, 2022	Jun. 06, 2022	Jun. 01, 2022	Jun. 02, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock warrants					$ 70,000
Common stock warrants					650,000	4,477,923
Common Stock Share Issued					22,316,000	13,673,000	13,138,000
Share Issued For Conversion					60,000	40,000
Ellen Of Grossman And Schole LLP [Member]
Financing		$ 3,000,000
Legal services		304,879
Balance of owing amount		104,879
Cash payment from proceeds of the financing		200,000
Partial payments for exchange of forgiveness		50,000
Outstanding debt		$ 50,000
10% Senior Unsecured Convertible Debenture
Common Stock Share Issued					3,213	121,262
Dividend Percentage						10.00%
Seried D Exchange Agreements
Amount Received Of Common Stock, Warrants And Prefunded Warrants					$ 130,000
Aggregate outstanding common stock warrants					650,000
Common stock warrants Strike price					$ 0.25
Warrants shares					650,000
Warants strike price					$ 0.20
Executive Exchange Agreements [Member] | Subsequent Event [Member]
Common stock warrants					$ 4,000,000
Related-party payables	$ 29,776
Short-term related-party debt	31,285
Accrued expenses	$ 8,939
Auctus | 2020 Exchange Agreements
Aggregate Outstanding Notes Exchange Value				$ 668,290
Exchange Price Basis				The exchange price will be on a $1 for $1 basis
Warrant Exchange Value				$ 1,681,707
Amount Received Of Common Stock, Warrants And Prefunded Warrants				2,349,997
Default Penalties				$ 350,000
Weighted Average Price Of Common Stock Exceeds Percentage Rate				200.00%
Securities				$ 350,000
Auctus One [Member] | 2020 Exchange Agreements
Aggregate Outstanding Notes Exchange Value			$ 692,114
Exchange Price Basis			The exchange price will be on a $1 for $1 basis
Warrant Exchange Value			$ 2,031,710
Amount Received Of Common Stock, Warrants And Prefunded Warrants			2,031,710
Default Penalties			$ 350,000
Weighted Average Price Of Common Stock Exceeds Percentage Rate			200.00%
Series D Preferred Shares
Common stock warrants					1,526,000	1,526,000
Common Stock Share Issued					975,000,000
Share Issued For Conversion					763	763
Series E Preferred shares
Common Stock Share Issued					320,000
Share Issued For Conversion						307,000
Series F and Series F-2 Preferred shares
Common Stock Share Issued						625,686
Dividend Percentage						15.00%
Series F Preferred shares
Common Stock Share Issued					1,360,000
Share Issued For Conversion						60,000
Series D Preferred share dividends
Common Stock Share Issued					25,288	23,109
Series E Preferred share dividends
Common Stock Share Issued					50,230	12,432
Series F-2 Preferred shares
Common Stock Share Issued					1,864,000
Series F Preferred share dividends
Common Stock Share Issued					19,330